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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09223


                          Pioneer Series Trust I

               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

        Pioneer Oakridge Small Cap Growth Fund
        Schedule of Investments  2/28/05 (unaudited)

 Shares                                                          Value
        COMMON STOCKS - 92.0 %
        Energy - 4.2 %
        Oil & Gas Exploration & Production - 4.2 %
  84,575Denbury Resources, Inc. *                              $2,873,013
  60,500Quicksilver Resources, Inc. *                           3,011,690
                                                               $5,884,703
        Total Energy                                           $5,884,703

        Materials - 4.4 %
        Commodity Chemicals - 2.2 %
 119,740Airgas, Inc.                                           $3,005,474

        Metal & Glass Containers - 2.2 %
  71,000Jarden Corp. *                                         $3,089,210
        Total Materials                                        $6,094,684

        Capital Goods - 8.3 %
        Aerospace & Defense - 3.3 %
  47,170Engineered Support Systems                             $2,607,558
  81,600SI International, Inc. *                                2,075,088
                                                               $4,682,646
        Electrical Component & Equipment - 2.4 %
 142,770Paxar Corp. *                                          $3,345,101

        Industrial Machinery - 2.6 %
  92,960Idex Corp.                                             $3,671,920
        Total Capital Goods                                    $11,699,667

        Commercial Services & Supplies - 9.0 %
        Diversified Commercial Services - 6.5 %
  69,750Charles River Associates, Inc. *                       $2,961,585
  25,625CoStar Group, Inc. *                                     943,769
  50,865Laureate Education, Inc. *                              2,207,032
 115,450Navigant Consulting, Inc. *                             2,972,838
                                                               $9,085,224
        Environmental Services - 2.5 %
   9,305Stericycle, Inc. *                                     $ 427,844
  91,465Waste Connections, Inc. *                               3,117,127
                                                               $3,544,971
        Total Commercial Services & Supplies                   $12,630,195

        Transportation - 4.0 %
        Trucking - 4.0 %
 130,397Knight Transportation, Inc. *                          $3,443,785
   3,000Universal Truckload Services, Inc. *                      67,710
  27,360UTI Worldwide, Inc.                                     2,029,018
                                                               $5,540,513
        Total Transportation                                   $5,540,513

        Consumer Durables & Apparel - 2.5 %
        Footwear - 2.5 %
 156,762Wolverine World Wide, Inc.                             $3,487,955
        Total Consumer Durables & Apparel                      $3,487,955

        Retailing - 2.2 %
        Computer & Electronics Retail - 0.2 %
   7,700Altiris, Inc. *                                        $ 225,071

        Specialty Stores - 2.0 %
  47,350Guitar Center, Inc. *                                  $2,868,463
        Total Retailing                                        $3,093,534

        Food & Drug Retailing - 2.9 %
        Food Distributors - 2.9 %
 131,608United Natural Foods, Inc. *                           $4,102,221
        Total Food & Drug Retailing                            $4,102,221

        Household & Personal Products - 1.7 %
        Household Products - 1.7 %
  68,992Church & Dwight Co., Inc.                              $2,440,247
        Total Household & Personal Products                    $2,440,247

        Health Care Equipment & Services - 13.9 %
        Health Care Equipment - 5.1 %
 107,370American Medical Systems Holdings *                    $4,251,852
 101,700ArthroCare Corp. *                                      2,930,994
                                                               $7,182,846
        Health Care Services - 7.0 %
 102,225Accredo Health, Inc. *                                 $4,356,830
  96,075American Healthways, Inc. *                             3,264,629
 138,250HealthExtras, Inc. *                                    2,243,798
                                                               $9,865,257
        Health Care Supplies - 1.8 %
  16,875Cooper Co., Inc.                                       $1,389,656
  17,370Dade Behring Holdings, Inc. *                           1,089,273
                                                               $2,478,929
        Total Health Care Equipment & Services                 $19,527,032

        Pharmaceuticals & Biotechnology - 0.5 %
        Pharmaceuticals - 0.5 %
  30,000PRA International, Inc. *                              $ 735,900
        Total Pharmaceuticals & Biotechnology                  $ 735,900

        Banks - 4.5 %
        Diversified Banks - 2.3 %
   7,875Doral Financial Corp.                                  $ 312,323
  76,500Integra Lifesciences Holdings *                         2,837,385
                                                               $3,149,708
        Regional Banks - 2.2 %
  47,550East West Bancorp, Inc.                                $1,709,898
  42,500PrivateBancorp, Inc. *                                  1,381,250
                                                               $3,091,148
        Total Banks                                            $6,240,856

        Diversified Financials - 4.0 %
        Asset Management & Custody Banks - 0.5 %
   9,300Legg Mason, Inc.                                       $ 749,952

        Investment Banking & Brokerage - 2.2 %
  81,275Portfolio Recovery Associates, Inc. *                  $3,067,319

        Other Diversified Finance Services - 1.3 %
  92,500Eurobancshares, Inc. *                                 $1,765,825
        Total Diversified Financials                           $5,583,096

        Insurance - 2.7 %
        Property & Casualty Insurance - 2.7 %
  22,125HCC Insurance Holdings, Inc.                           $ 829,688
  74,000ProAssurance Corp. *                                    2,997,000
                                                               $3,826,688
        Total Insurance                                        $3,826,688

        Real Estate - 2.4 %
        Real Estate Management & Development - 2.4 %
  78,500Jones Lang LaSalle, Inc. *                             $3,373,145
        Total Real Estate                                      $3,373,145

        Software & Services - 12.0 %
        Application Software - 5.2 %
  78,130Kronos, Inc. *                                         $4,362,779
  73,965Verint Systems, Inc. *                                  2,919,029
                                                               $7,281,808
        Data Processing & Outsourced Services - 1.5 %
  14,000Alliance Data Systems Corp. *                          $ 552,300
  26,465Global Payments, Inc.                                   1,469,337
                                                               $2,021,637
        IT Consulting & Other Services - 5.3 %
  53,704CACI International, Inc. *                             $2,897,868
  20,100Cognizant Tech Solutions Corp. *                         949,323
  59,765SRA International, Inc. *                               3,635,499
                                                               $7,482,690
        Total Software & Services                              $16,786,135

        Technology Hardware & Equipment - 10.4 %
        Communications Equipment - 2.3 %
  92,480Avocent Corp. *                                        $3,168,365

        Computer Hardware - 1.4 %
  69,150Stratasys, Inc. *                                      $2,002,584

        Electronic Manufacturing Services - 4.1 %
 106,325Benchmark Electronics, Inc. *                          $3,457,689
  62,300Trimble Navigation, Ltd. *                              2,244,046
                                                               $5,701,735
        Technology Distributors - 2.6 %
   2,000DRS Technologies, Inc. *                               $  82,620
   8,900Fisher Scientific International, Inc. *                  539,785
  49,130Scansource, Inc. *                                      3,082,908
                                                               $3,705,313
        Total Technology Hardware & Equipment                  $14,577,997

        Utilities - 2.4 %
        Gas Utilities - 2.4 %
  56,250Southwestern Energy Co. *                              $3,431,250
        Total Utilities                                        $3,431,250
        TOTAL COMMON STOCKS
        (Cost   $112,176,941)                                  $129,055,818

        TEMPORARY CASH INVESTMENT - 7.5 %
        Repurchase Agreement - 7.5 %
10,500,0UBS Warburg, Inc., 2.5%, dated 2/28/05, repurchase price $10,500,000 including accrued interest on 3/1/05, collateralized by U.S. Treasury
Bill,
        2.9%, 8/25/05                                          $10,500,000
        TOTAL TEMPORARY CASH INVESTMENT
        (Cost   $10,500,000)                                   $10,500,000

        TOTAL INVESTMENTS IN SECURITIES - 99.5%                $139,555,818
        (Cost   $122,676,941)

        OTHER ASSETS AND LIABILITIES - 0.5%                    $(671,043)

        TOTAL NET ASSETS - 100.0%                              $140,226,861


        Non-income producing security

        At 02/28/05, the net unrealized gain on investments based on cost for federal income tax purposes of $122,676,941 was as follows:

        Aggregate gross unrealized gain for all investments in which there is an excess
            of value over tax cost                             $17,571,836

        Aggregate gross unrealized loss for all investments in which there is an excess
             of tax cost over value                            $(692,959)

          Net unrealized gain                                  $16,878,877


        The accompanying notes are an integral part of these financial statements.
          Pioneer Oakridge Large Cap Growth Fund
          Schedule of Investments  2/28/05 (unaudited)

 Shares                                                                      Value
          COMMON STOCKS - 96.4 %
          Energy - 7.5 %
          Oil & Gas Exploration & Production - 7.5 %
  70,245  Apache Corp.                                                    $ 4,417,006
 135,940  XTO Energy, Inc.                                                  6,187,989
                                                                          $10,604,995
          Total Energy                                                    $10,604,995

          Capital Goods - 11.5 %
          Aerospace & Defense - 2.1 %
  41,060  L-3 Communications Holdings, Inc.                               $ 2,960,426

          Electrical Component & Equipment - 2.9 %
 115,140  General Electric Co.                                            $ 4,052,928

          Industrial Conglomerates - 4.3 %
  50,190  Danaher Corp.                                                   $ 2,718,792
 100,665  Tyco International, Ltd.                                          3,370,264
                                                                          $ 6,089,056
          Industrial Machinery - 2.2 %
  37,025  Ingersoll-Rand Co.                                              $ 3,119,356
          Total Capital Goods                                             $16,221,766

          Transportation - 3.1 %
          Air Freight & Couriers - 3.1 %
  43,970  FedEx Corp.                                                     $ 4,299,384
          Total Transportation                                            $ 4,299,384

          Media - 1.7 %
          Broadcasting & Cable Television - 1.7 %
  87,935  Univision Communications, Inc. *                                $ 2,320,605
          Total Media                                                     $ 2,320,605

          Retailing - 10.3 %
          Computer & Electronics Retail - 1.8 %
  46,280  Best Buy Co., Inc.                                              $ 2,500,046

          General Merchandise Stores - 2.0 %
  54,045  Target Corp.                                                    $ 2,746,567

          Home Improvement Retail - 2.1 %
  50,910  Lowe's Companies, Inc.                                          $ 2,992,490

          Internet Retail - 1.6 %
  53,945  EBAY, Inc. *                                                    $ 2,311,004

          Specialty Stores - 2.8 %
 125,605  Staples, Inc.                                                   $ 3,959,070
          Total Retailing                                                 $14,509,177

          Food & Drug Retailing - 2.4 %
          Hypermarkets & Supercenters - 2.4 %
  64,795  Wal-Mart Stores, Inc.                                           $ 3,344,070
          Total Food & Drug Retailing                                     $ 3,344,070

          Household & Personal Products - 2.4 %
          Household Products - 2.4 %
  63,640  Procter & Gamble Co.                                            $ 3,378,648
          Total Household & Personal Products                             $ 3,378,648

          Health Care Equipment & Services - 16.3 %
          Health Care Distributors - 4.8 %
  52,480  Johnson & Johnson                                               $ 3,442,688
 108,375  Teva Pharmaceutical Industries, Ltd. (A.D.R.)                     3,263,171
                                                                          $ 6,705,859
          Health Care Equipment - 2.4 %
  39,470  Zimmer Holdings, Inc. *                                         $ 3,390,473

          Health Care Services - 4.5 %
  86,340  Caremark Rx, Inc. *                                             $ 3,305,095
  30,750  Quest Diagnostics, Inc.                                           3,056,550
                                                                          $ 6,361,645
          Health Care Supplies - 2.5 %
  40,190  Alcon Inc.                                                      $ 3,468,397

          Managed Health Care - 2.1 %
  33,320  United Healthcare Group, Inc.                                   $ 3,037,451
          Total Health Care Equipment & Services                          $22,963,825

          Pharmaceuticals & Biotechnology - 4.5 %
          Biotechnology - 4.5 %
  45,355  Amgen, Inc. *                                                   $ 2,794,322
  74,050  Genentech, Inc. *                                                 3,495,160
                                                                          $ 6,289,482
          Total Pharmaceuticals & Biotechnology                           $ 6,289,482

          Banks - 5.4 %
          Diversified Banks - 5.4 %
 157,360  Popular, Inc.                                                   $ 4,168,466
 113,390  U.S. Bancorp                                                      3,373,353
                                                                          $ 7,541,819
          Total Banks                                                     $ 7,541,819

          Diversified Financials - 5.5 %
          Consumer Finance - 3.9 %
  50,910  American Express Co.                                            $ 2,756,777
  56,595  SLM Corp.                                                         2,761,836
                                                                          $ 5,518,613
          Other Diversified Finance Services - 1.6 %
  46,460  Citigroup, Inc.                                                 $ 2,217,071
          Total Diversified Financials                                    $ 7,735,684

          Insurance - 1.8 %
          Life & Health Insurance - 1.8 %
  67,110  Aflac, Inc.                                                     $ 2,572,326
          Total Insurance                                                 $ 2,572,326

          Software & Services - 9.7 %
          Application Software - 4.6 %
 138,715  Microsoft Corp.                                                 $ 3,492,844
 229,945  Oracle Corp. *                                                    2,968,590
                                                                          $ 6,461,434
          Data Processing & Outsourced Services - 4.2 %
  60,165  Affiliated Computer Services, Inc. *                            $ 3,110,531
  67,110  First Data Corp.                                                  2,752,852
                                                                          $ 5,863,383
          Internet Software & Services - 0.9 %
   6,765  Google, Inc. *                                                  $ 1,271,752
          Total Software & Services                                       $13,596,569

          Technology Hardware & Equipment - 9.8 %
          Communications Equipment - 2.7 %
 106,450  Qualcomm, Inc.                                                  $ 3,843,910

          Computer Hardware - 4.6 %
 101,690  Dell, Inc. *                                                    $ 4,076,752
  25,455  IBM Corp.                                                         2,356,624
                                                                          $ 6,433,376
          Technology Distributors - 2.5 %
  57,775  Fisher Scientific International, Inc. *                         $ 3,504,054
          Total Technology Hardware & Equipment                           $13,781,340

          Semiconductors - 4.5 %
          Semiconductors - 4.5 %
  97,140  Marvell Technology Group, Ltd. *                                $ 3,554,353
 104,905  Texas Instruments, Inc.                                           2,776,835
                                                                          $ 6,331,188
          Total Semiconductors                                            $ 6,331,188
          TOTAL COMMON STOCKS
          (Cost   $129,105,690)                                           $135,490,878
Principal
 Amount
          TEMPORARY CASH INVESTMENT - 3.4 %
          Repurchase Agreement - 3.4 %
4,800,000 UBS Warburg, Inc., 2.50%, dated 2/28/05, with repurchase price of $4,800,000 plus accrued interest on 3/1/05, collateralized by $2,562,000 U.S. Treasury Bill, 2.9%,
          8/25/05 and $4,372,000 U.S. Treasury Bill, 2.9%, 8/25/05        $ 4,800,000

          Total Repurchase Agreement                                      $ 4,800,000
          TOTAL TEMPORARY CASH INVESTMENT                                 $ 4,800,000
          (Cost   $4,800,000)

          TOTAL INVESTMENTS IN SECURITIES - 99.8%                         $140,290,878
          (Cost   $133,905,690)

          OTHER ASSETS AND LIABILITIES - 0.2%                             $  292,138

          TOTAL NET ASSETS - 100.0%                                       $140,583,016


      *   Non-income producing security

(A.D.R.)  American Depository Receipt

    (a)   At 02/28/05, the net unrealized gain on investments based on cost for federal income tax purposes of $133,929,066 was as follows:

          Aggregate gross unrealized gain for all investments in which there is an excess
              of value over tax cost                                      $      7,015,272

          Aggregate gross unrealized loss for all investments in which there is an excess
               of tax cost over value                                              (653,460)

            Net unrealized gain                                           $      6,361,812






          The accompanying notes are an integral part of these financial statements.



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust I

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 30, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 30, 2005

* Print the name and title of each signing officer under his or her signature.